Property, Plant, and Equipment, at Cost (Schedule Of Property, Plant, And Equipment, At Cost) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Land	$ 42,713	$ 42,771
Land improvements	31,452	31,112
Leasehold improvements	1,148	1,333
Buildings	191,866	186,960
Machinery and equipment	772,256	748,051
Construction in progress	31,532	24,245
Property, plant, and equipment, at cost	$ 1,070,967	$ 1,034,472